Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2020
Commissions and fees
in	2Q20	1Q20	2Q19	6M20	6M19
Commissions and fees (CHF million)
Lending business	361	436	443	797	839
Investment and portfolio management	752	810	846	1,562	1,691
Other securities business	18	18	16	36	28
Fiduciary business	770	828	862	1,598	1,719
Underwriting	560	364	514	924	859
Brokerage	806	967	734	1,773	1,427
Underwriting and brokerage	1,366	1,331	1,248	2,697	2,286
Other services	383	332	374	715	695
Commissions and fees	2,880	2,927	2,927	5,807	5,539

Bank
Commissions and fees
in	6M20	6M19
Commissions and fees (CHF million)
Lending business	786	827
Investment and portfolio management	1,508	1,612
Other securities business	40	46
Fiduciary business	1,548	1,658
Underwriting	981	861
Brokerage	1,774	1,435
Underwriting and brokerage	2,755	2,296
Other services	727	702
Commissions and fees	5,816	5,483